Changes in Fair Value of Plan Assets Categorized as Level Three (Detail) (JPY ¥) In Millions, unless otherwise specified			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Fair Value Measurements Using Inputs Considered as Level 3	Mar. 31, 2013 Fair Value Measurements Using Inputs Considered as Level 3 Minster Machine Company ("Minster")
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 14,841	¥ 7,658
Acquisition				1,159	[1]
Purchases			582
Sales and settlements
Actual return on plan assets and other			329
Fair value of plan assets at end of year	¥ 14,841	¥ 7,658	¥ 2,070

[1]	As a result of the Acquisition of Minster, we acquired the plan assets categorized as Level 3.